Derivative Liability	12 Months Ended
Dec. 31, 2018
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Liability
Derivative Liability

On October 13, 2015, the Company wrote a call option to Cambridge, on up to 2.0 million shares of NantKwest common stock held by the Company (the “Option Agreement”).  As of December 31, 2015, the Company held approximately 5.6 million shares of common stock of NantKwest, par value $0.0001 per share, which was classified as available-for-sale and reported in its consolidated financial statements as marketable securities.  The Option Agreement gave Cambridge the right to purchase up to 2.0 million shares at a price of $15.295 per share from time to time in the first quarter of 2016.  There was no contractual option premium associated with this Option Agreement.  The Option Agreement was a derivative as defined in ASC Topic 815 and was recognized at fair value every reporting period the Option Agreement is in effect, with changes in fair value recognized in current operations.  For the year ended December 31, 2015, the Company recorded a loss of $3.4 million on the derivative liability.
The call option expired unexercised on March 31, 2016 and the Company recorded a gain of $5.5 million upon the cancellation of the derivative liability.
As of December 31, 2018, no derivative liability was recorded on the Company’s consolidated balance sheets.